Interim Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021
REVENUE
Net revenue	$ 9,265,061	$ 7,699,407	$ 21,512,413	$ 14,665,843
EXPENSES
Salaries and wages	4,682,243	3,854,091	8,789,869	6,763,991
Consulting	975,523	557,120	1,872,076	1,295,056
Professional fees	828,948	442,055	1,567,741	1,127,907
Revenue sharing expense	6,291,112	5,117,302	15,257,848	9,608,729
Sponsorships and tournaments	236,046	87,247	685,132	451,476
Advertising and promotion	556,772	515,704	1,069,137	1,375,530
Office and general	1,385,844	510,480	2,800,153	1,088,009
Technology expenses	706,302	645,803	1,437,373	1,226,657
Amortization and depreciation	907,224	873,020	1,836,976	1,728,890
Impairment expense	266,470		266,470
Restructuring Costs	126,286		126,286
Share-based payments	1,255,326	690,300	2,576,412	1,779,688
Interest expense	212,278	563,904	422,934	953,678
(Gain) loss on foreign exchange	(10,431)	161,662	123,016	263,783
Loss on extinguishment of debt		2,428,900		2,428,900
Gain on retained interest in former associate		(99,961)		(99,961)
Transaction costs	349,404		356,523
Non-operational professional fees	625,944		1,600,391
Arbitration settlement reserve	(1,208,556)		(3,948,608)
Change in fair value of warrant liability	998,757	(4,924,789)	3,940,303	(165,013)
Change in fair value of convertible debt	293,762	(6,539,904)	1,976,934	(7,863,649)
Total	16,894,216	27,812,320	30,922,492	38,020,995
ASSOCIATES
Share of net loss of associate		37,244		103,930
Net loss for the period before discontinued operations	(7,629,155)	(20,150,157)	(9,410,079)	(23,459,082)
Income tax expense
Net loss after taxes	(7,629,155)	(20,150,157)	(9,410,079)	(23,459,082)
DISCONTINUED OPERATIONS
Loss on disposal of Motorsports				(678,931)
Gain (Loss) from discontinued operations	940,860	(1,227,748)	1,393,028	(3,270,355)
Net loss for the period	(6,688,295)	(21,377,905)	(8,017,051)	(27,408,368)
Net (income) loss attributable to non-controlling interest	(43,874)	30,640	(68,638)	61,670
Net loss attributable to owners of the Company	(6,732,169)	(21,347,265)	(8,085,689)	(27,346,698)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences	(64,559)	(138,444)	104,859	(4,599)
Comprehensive loss for the period	$ (6,796,728)	$ (21,485,709)	$ (7,980,830)	$ (27,351,297)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations	$ (0.49)	$ (1.99)	$ (0.61)	$ (2.63)
Basic Income (loss) per share - discontinued operations	0.06	(0.12)	0.09	(0.44)
Basic and diluted loss per share	$ (0.43)	$ (2.11)	$ (0.52)	$ (3.08)
Weighted average number of shares outstanding - Basic	15,634,944	10,095,276	15,600,100	8,890,974
Direct To Consumer [Member]
REVENUE
Net revenue	$ 267,035	$ 133,942	$ 299,885	$ 183,774
Software As A Service [Member]
REVENUE
Net revenue	1,811,573	1,444,934	3,892,283	2,881,931
Advertisement [Member]
REVENUE
Net revenue	7,125,160	6,005,573	17,167,894	11,458,043
Professional Services [Member]
REVENUE
Net revenue	$ 61,293	$ 114,958	$ 152,351	$ 142,095